Common Shares	6 Months Ended
Jun. 30, 2021
Disclosure Of Common Shares Explanatory [Abstract]
COMMON SHARES

10. COMMON SHARES

Under the Amended and Restated Bye-laws, the authorized share capital of the Group consists of 750,000,000 common shares, par value USD 0.01 per share, and 100,000,000 preference shares, par value USD 0.01 per share. As at 31 December 2019 as well as immediately prior to the closing of the Business Combination on 17 March 2020 (the “Closing”), the Company was authorized to issue 1,000 common shares, USD 0.01 par value per share and 1,000 preference shares, USD 0.01 par value per share, and there was one common share issued and outstanding and no preference shares issued and outstanding. As at 17 March 2020, subsequent to the Closing, and as at 31 December 2020, the authorized share capital was increased and there were 48,447,306 common shares issued and outstanding (including 3,012,500 common shares (“Earnout Shares”) subject to vesting but which are issued and outstanding for purposes of voting and receipt of dividends), and no preference shares issued and outstanding. All of the issued and outstanding common shares are fully paid.

In connection with the finalization of the purchase price under the Business Combination Agreement, all escrow shares were released from escrow and 8,555 shares were cancelled.

The following table sets out the number of common shares issued and outstanding as at 30 June 2021 and 31 December 2020:

	30 June 2021
	No. of shares	Par value
		USD ’000
Common shares (par value of USD 0.01)	45,471,084	455
Earnout shares* (par value of USD 0.01)	3,012,500	30
Restricted shares awards (par value of USD 0.01) (note 11)	399,857	4
	48,883,441	489

	31 December 2020
	No. of shares	Par value
		USD ’000
Common shares (par value of USD 0.01)	45,426,251	455
Earnout shares* (par value of USD 0.01)	3,012,500	30
Restricted shares awards (par value of USD 0.01) (note 11)	134,500	1
	48,573,251	486

*

The Earnout Shares are subject to vesting at stock prices ranges from USD 11.50 to USD 15.25. The Earnout Shares are considered outstanding shares and have dividend and voting rights. However, the Earnout Shares are non-transferable by their holders until they vest and, if the Earnout Shares do not vest on or prior to 17 March 2028, they will be cancelled by the Company.